7. Other income and expenses (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	$ (15,924,867)	$ (9,692,797)	$ (1,846,995)
Interest on loans and borrowings from CAMMESA
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	(3,211,221)	(2,274,567)	(1,709,009)
Net foreign exchange differences
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	(12,028,829)	(7,328,225)	(124,072)
Bank commissions for loans and others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	(160,134)	(90,005)	(13,914)
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	$ (524,683)	$ 0	$ 0